Quarterly Report
November 30, 2019
MFS®  Core Equity Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.6%
CACI International, Inc., “A” (a)	40,561	$9,707,059
Curtiss-Wright Corp.	45,149	6,199,409
FLIR Systems, Inc.	77,054	4,127,012
Honeywell International, Inc.	195,927	34,982,766
Huntington Ingalls Industries, Inc.	38,353	9,652,300
Northrop Grumman Corp.	73,799	25,960,274
United Technologies Corp.	219,465	32,555,438
		$123,184,258
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	58,056	$10,801,899
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	46,032	$4,303,532
Under Amour, Inc., “C” (a)	134,377	2,324,722
		$6,628,254
Automotive – 0.7%
Copart, Inc. (a)	97,478	$8,675,542
IAA, Inc. (a)	79,429	3,600,517
Lear Corp.	54,103	6,509,132
Stoneridge, Inc. (a)	152,588	4,599,002
		$23,384,193
Biotechnology – 0.3%
Adaptive Biotechnologies Corp. (a)	63,205	$1,718,544
Illumina, Inc. (a)	30,896	9,910,201
		$11,628,745
Broadcasting – 0.5%
Netflix, Inc. (a)	50,422	$15,865,787
Brokerage & Asset Managers – 2.3%
Blackstone Group, Inc.	145,984	$7,915,252
Charles Schwab Corp.	868,821	43,006,639
CME Group, Inc.	50,067	10,150,083
TD Ameritrade Holding Corp.	326,538	16,924,465
		$77,996,439
Business Services – 3.9%
Accenture PLC, “A”	53,189	$10,699,499
Amdocs Ltd.	127,194	8,814,544
DXC Technology Co.	123,376	4,605,626
Equinix, Inc., REIT	21,648	12,271,169
Fidelity National Information Services, Inc.	133,899	18,498,147
Fiserv, Inc. (a)	139,883	16,260,000
FleetCor Technologies, Inc. (a)	52,839	16,217,346
Global Payments, Inc.	108,681	19,682,129
Verisk Analytics, Inc., “A”	166,194	24,510,291
		$131,558,751
Cable TV – 1.1%
Altice USA, Inc., “A” (a)	295,190	$7,550,960
Charter Communications, Inc., “A” (a)	64,870	30,489,549
		$38,040,509

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
FMC Corp.	107,032	$10,484,855
Ingevity Corp. (a)	54,622	4,932,913
		$15,417,768
Computer Software – 7.2%
Adobe Systems, Inc. (a)	138,976	$43,017,241
Black Knight, Inc. (a)	144,958	9,133,803
Cadence Design Systems, Inc. (a)	186,928	13,131,692
DocuSign, Inc. (a)	217,279	15,472,438
Microsoft Corp.	727,721	110,162,405
Salesforce.com, Inc. (a)	313,892	51,129,868
		$242,047,447
Computer Software - Systems – 6.2%
Apple, Inc. (s)	581,613	$155,436,074
EPAM Systems, Inc. (a)	47,643	10,093,169
Pluralsight, Inc., “A” (a)	462,176	7,852,370
Rapid7, Inc. (a)	172,981	9,699,045
ServiceNow, Inc. (a)	51,691	14,630,621
Square, Inc., “A” (a)	61,213	4,231,043
Zebra Technologies Corp., “A” (a)	28,447	7,138,490
		$209,080,812
Construction – 1.6%
Masco Corp.	565,179	$26,309,082
Toll Brothers, Inc.	475,195	19,088,583
Vulcan Materials Co.	66,732	9,467,269
		$54,864,934
Consumer Products – 1.5%
Colgate-Palmolive Co.	222,290	$15,075,708
Energizer Holdings, Inc.	46,516	2,320,683
Kimberly-Clark Corp.	103,814	14,154,001
Procter & Gamble Co.	147,978	18,062,195
		$49,612,587
Consumer Services – 0.9%
Booking Holdings, Inc. (a)	7,040	$13,404,371
Bright Horizons Family Solutions, Inc. (a)	57,008	8,580,844
Grand Canyon Education, Inc. (a)	96,998	8,263,260
		$30,248,475
Containers – 0.1%
Sealed Air Corp.	123,619	$4,664,145
Electrical Equipment – 2.0%
AMETEK, Inc.	253,636	$25,112,500
Fortive Corp.	201,358	14,532,007
HD Supply Holdings, Inc. (a)	246,674	9,822,559
Sensata Technologies Holding PLC (a)	217,746	11,211,742
TE Connectivity Ltd.	66,282	6,145,004
		$66,823,812
Electronics – 3.0%
Analog Devices, Inc.	197,906	$22,353,483
Applied Materials, Inc.	75,390	4,365,081
Marvell Technology Group Ltd.	486,265	12,822,808
Mellanox Technologies Ltd. (a)	37,827	4,346,322
Monolithic Power Systems, Inc.	27,087	4,352,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
nLIGHT, Inc. (a)	126,742	$2,525,968
NXP Semiconductors N.V.	139,610	16,136,124
Silicon Laboratories, Inc. (a)	41,467	4,392,599
Texas Instruments, Inc.	237,219	28,516,096
		$99,810,820
Energy - Independent – 1.5%
ConocoPhillips	266,861	$15,995,648
Diamondback Energy, Inc.	78,493	6,070,649
Pioneer Natural Resources Co.	57,284	7,323,187
Valero Energy Corp.	228,398	21,809,725
		$51,199,209
Energy - Integrated – 1.6%
Chevron Corp.	456,897	$53,516,346
Engineering - Construction – 0.2%
KBR, Inc.	278,524	$8,291,660
Entertainment – 0.1%
World Wrestling Entertainment, Inc., “A”	54,006	$3,349,452
Food & Beverages – 2.7%
Archer Daniels Midland Co.	213,713	$9,174,699
Coca-Cola Co.	129,775	6,929,985
Coca-Cola European Partners PLC	123,369	6,225,200
Hostess Brands, Inc. (a)	417,064	5,609,511
J.M. Smucker Co.	53,347	5,606,236
Mondelez International, Inc.	424,353	22,295,507
Nomad Foods Ltd. (a)	157,714	3,311,994
PepsiCo, Inc.	241,811	32,845,188
		$91,998,320
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	161,256	$22,633,892
Wyndham Hotels & Resorts, Inc.	172,869	10,014,301
		$32,648,193
General Merchandise – 1.6%
Dollar General Corp.	153,276	$24,119,511
Dollar Tree, Inc. (a)	226,275	20,695,112
Ollie's Bargain Outlet Holdings, Inc. (a)	118,606	7,756,832
		$52,571,455
Health Maintenance Organizations – 1.7%
Cigna Corp.	163,505	$32,687,919
Humana, Inc.	68,990	23,541,458
		$56,229,377
Insurance – 4.2%
Aon PLC	332,404	$67,680,779
Assurant, Inc.	111,629	14,832,145
Chubb Ltd.	152,772	23,141,903
Everest Re Group Ltd.	24,081	6,532,212
Hartford Financial Services Group, Inc.	223,655	13,835,298
MetLife, Inc.	206,089	10,285,902
Reinsurance Group of America, Inc.	42,829	7,086,486
		$143,394,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.3%
Alphabet, Inc., “A” (a)(s)	78,988	$103,007,461
CarGurus, Inc. (a)	271,945	10,902,275
Facebook, Inc., “A” (a)	322,712	65,071,648
		$178,981,384
Leisure & Toys – 0.8%
Brunswick Corp.	108,341	$6,367,200
Electronic Arts, Inc. (a)	196,082	19,806,243
		$26,173,443
Machinery & Tools – 1.3%
Flowserve Corp.	202,616	$9,867,399
IDEX Corp.	43,042	7,004,655
ITT, Inc.	106,071	7,401,634
Roper Technologies, Inc.	54,083	19,489,891
		$43,763,579
Major Banks – 2.2%
Goldman Sachs Group, Inc.	181,677	$40,214,204
PNC Financial Services Group, Inc.	158,036	24,212,696
State Street Corp.	139,974	10,512,047
		$74,938,947
Medical & Health Technology & Services – 1.4%
Guardant Health, Inc. (a)	20,790	$1,614,759
HCA Healthcare, Inc.	109,188	15,140,008
HealthEquity, Inc. (a)	77,540	4,876,491
ICON PLC (a)	61,739	10,073,335
McKesson Corp.	70,606	10,212,452
Premier, Inc., “A” (a)	186,764	6,637,593
		$48,554,638
Medical Equipment – 4.5%
Becton, Dickinson and Co.	83,140	$21,491,690
Boston Scientific Corp. (a)	544,742	23,560,091
Danaher Corp.	94,909	13,854,816
Envista Holdings Corp. (a)(l)	177,894	5,002,379
Masimo Corp. (a)	58,623	9,090,669
Medtronic PLC	373,397	41,592,692
PerkinElmer, Inc.	199,762	18,557,890
STERIS PLC	50,363	7,611,864
West Pharmaceutical Services, Inc.	66,487	9,775,583
		$150,537,674
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	294,834	$7,760,031
Equitrans Midstream Corp.	454,691	4,533,269
		$12,293,300
Network & Telecom – 0.2%
Interxion Holding N.V. (a)	93,206	$7,926,238
Oil Services – 0.4%
Cactus, Inc., “A”	95,954	$2,896,851
Core Laboratories N.V. (l)	127,623	5,589,887
Patterson-UTI Energy, Inc.	712,304	6,367,998
		$14,854,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.6%
Bank OZK	324,357	$9,626,916
BB&T Corp.	753,279	41,219,427
Citigroup, Inc.	613,533	46,088,599
Mastercard, Inc., “A”	241,465	70,563,317
Prosperity Bancshares, Inc.	51,732	3,634,173
SVB Financial Group (a)	18,652	4,322,228
U.S. Bancorp	575,915	34,572,177
Wintrust Financial Corp.	196,830	13,366,725
		$223,393,562
Pharmaceuticals – 6.4%
Elanco Animal Health, Inc. (a)	819,824	$22,717,323
Eli Lilly & Co.	320,175	37,572,537
Johnson & Johnson	509,835	70,097,214
Pfizer, Inc.	1,083,683	41,743,469
Zoetis, Inc.	355,848	42,886,801
		$215,017,344
Pollution Control – 0.3%
Waste Connections, Inc.	104,002	$9,417,381
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	91,559	$21,813,016
Kansas City Southern Co.	150,936	23,005,665
		$44,818,681
Real Estate – 2.6%
EPR Properties, REIT	218,251	$15,478,361
Industrial Logistics Properties Trust, REIT	552,323	11,952,270
Lexington Realty Trust, REIT	299,136	3,314,427
Medical Properties Trust, Inc., REIT	925,506	19,213,505
STORE Capital Corp., REIT	400,168	16,290,839
Sun Communities, Inc., REIT	33,250	5,476,607
W.P. Carey, Inc., REIT	209,805	17,501,933
		$89,227,942
Restaurants – 1.2%
Starbucks Corp.	345,395	$29,507,095
U.S. Foods Holding Corp. (a)	297,080	11,814,872
		$41,321,967
Specialty Chemicals – 0.9%
Corteva, Inc.	390,837	$10,169,579
DuPont de Nemours, Inc.	241,133	15,627,830
Univar Solutions, Inc. (a)	259,879	6,086,366
		$31,883,775
Specialty Stores – 5.9%
Amazon.com, Inc. (a)(s)	56,760	$102,213,408
Burlington Stores, Inc. (a)	66,987	15,072,075
Chewy, Inc., “A” (a)	99,926	2,474,168
Costco Wholesale Corp.	57,246	17,162,923
Ross Stores, Inc.	156,902	18,224,167
Target Corp.	229,233	28,656,417
Tractor Supply Co.	176,588	16,676,971
		$200,480,129
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT	318,608	$68,191,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.6%
Verizon Communications, Inc.	318,150	$19,165,356
Tobacco – 0.6%
Philip Morris International, Inc.	222,381	$18,442,056
Trucking – 0.4%
Forward Air Corp.	109,633	$7,677,599
Schneider National, Inc.	300,329	6,832,485
		$14,510,084
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	165,261	$15,096,592
CenterPoint Energy, Inc.	288,274	7,080,010
CMS Energy Corp.	201,178	12,332,211
Duke Energy Corp.	38,830	3,423,641
Evergy, Inc.	192,440	12,175,679
Exelon Corp.	284,855	12,647,562
NextEra Energy, Inc.	96,415	22,543,755
Southern Co.	101,659	6,301,842
Xcel Energy, Inc.	217,521	13,375,366
		$104,976,658
Total Common Stocks		$3,343,728,916
Convertible Preferred Stocks – 0.1%
Natural Gas - Distribution – 0.1%
South Jersey Industries, Inc.	40,507	$2,052,085
Utilities - Electric Power – 0.0%
American Electric Power Co., Inc.	14,450	$768,884
Total Convertible Preferred Stocks		$2,820,969
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.73% (v)	38,068,692	$38,072,499
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j)	3,739,439	$3,739,439
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(326,437)	$(8,209,891)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(44,300)	$(5,921,138)
Trucking – (0.1)%
XPO Logistics, Inc.	(25,219)	$(2,085,359)
Total Securities Sold Short		$(16,216,388)

Other Assets, Less Liabilities – 0.3%		8,673,587
Net Assets – 100.0%		$3,380,819,022
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,072,499 and $3,350,289,324, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At November 30, 2019, the fund had cash collateral of $3,647,869 and other liquid securities with an aggregate value of $30,254,671 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,346,549,885	$—	$—	$3,346,549,885
Mutual Funds	41,811,938	—	—	41,811,938
Total	$3,388,361,823	$—	$—	$3,388,361,823
Securities Sold Short	$(16,216,388)	$—	$—	$(16,216,388)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,346,848	$187,348,497	$185,621,556	$(553)	$(737)	$38,072,499
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$224,364	$—